UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1530

Name of Registrant: Vanguard Explorer Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Item 1: Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments
As of July 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (88.7%)[1]
Consumer Discretionary (13.2%)
	DeVry Inc.	821,456	44,194
*	O'Reilly Automotive Inc.	851,507	41,962
*	WMS Industries Inc.	1,055,769	40,658
*	GameStop Corp. Class A	1,958,015	39,258
*	LKQ Corp.	1,781,610	35,240
*	DreamWorks Animation SKG Inc. Class A	1,111,200	34,625
	Tractor Supply Co.	456,885	31,758
*	Life Time Fitness Inc.	839,210	30,514
*	Penske Automotive Group Inc.	2,109,820	29,537
*	TRW Automotive Holdings Corp.	803,389	28,191
	Cinemark Holdings Inc.	1,885,800	27,514
*,^ MGM Resorts International		2,514,800	27,311
	Williams-Sonoma Inc.	1,016,415	27,148
*	Tenneco Inc.	940,827	25,967
*	Warnaco Group Inc.	561,341	23,447
	Aaron's Inc.	1,274,850	23,151
	Service Corp. International	2,340,785	19,943
*	Panera Bread Co. Class A	248,250	19,416
*	Childrens Place Retail Stores Inc.	448,924	18,787
*	CarMax Inc.	880,440	18,577
	Jarden Corp.	579,341	16,772
*	Capella Education Co.	168,061	15,616
*	Bally Technologies Inc.	482,000	15,569
*	priceline.com Inc.	67,975	15,254
*	Coinstar Inc.	334,850	15,236
*	Talbots Inc.	1,324,690	15,221
	Darden Restaurants Inc.	362,880	15,201
*	Fossil Inc.	354,725	14,047
*	Cheesecake Factory Inc.	564,493	13,232
*	Aeropostale Inc.	464,065	13,193
*	Select Comfort Corp.	1,626,727	12,688
	Gentex Corp.	637,340	12,282
	Monro Muffler Brake Inc.	294,900	12,103
*	Buffalo Wild Wings Inc.	280,600	11,965
*	Lumber Liquidators Holdings Inc.	470,650	11,682
	American Eagle Outfitters Inc.	938,250	11,550
*	Interpublic Group of Cos. Inc.	1,088,800	9,952
	Regis Corp.	647,250	9,858
*	Tempur-Pedic International Inc.	314,222	9,637
*	K12 Inc.	366,751	9,554
*	DSW Inc. Class A	356,349	9,482
*	ITT Educational Services Inc.	112,100	9,051
^	Strayer Education Inc.	36,750	8,798
*	Gaylord Entertainment Co.	299,323	8,677
	Foot Locker Inc.	626,000	8,507
*,^ Liz Claiborne Inc.		1,713,600	8,122
*	Steven Madden Ltd.	206,332	7,971
	Finish Line Inc. Class A	556,377	7,962
	Genuine Parts Co.	176,300	7,551

* Big Lots Inc.	214,401	7,356
* Royal Caribbean Cruises Ltd.	250,071	7,217
* Texas Roadhouse Inc. Class A	531,779	7,168
Tiffany & Co.	165,437	6,960
* Valassis Communications Inc.	195,314	6,752
Cracker Barrel Old Country Store Inc.	134,619	6,594
* Pier 1 Imports Inc.	933,850	6,528
* HSN Inc.	218,300	6,418
Matthews International Corp. Class A	177,500	6,409
Cablevision Systems Corp. Class A	233,450	6,399
Guess? Inc.	179,230	6,398
* JOS A Bank Clothiers Inc.	104,082	6,108
* CEC Entertainment Inc.	174,496	6,060
* G-III Apparel Group Ltd.	232,050	5,987
Sotheby's	219,400	5,952
PF Chang's China Bistro Inc.	137,834	5,706
* Gymboree Corp.	125,464	5,433
Polaris Industries Inc.	89,974	5,371
Cooper Tire & Rubber Co.	233,943	5,055
* J Crew Group Inc.	136,600	4,867
* Wet Seal Inc. Class A	1,422,000	4,806
Ross Stores Inc.	90,998	4,792
Tupperware Brands Corp.	116,393	4,585
* Kohl's Corp.	89,163	4,252
* NVR Inc.	6,600	4,135
Cato Corp. Class A	174,683	4,067
* Ulta Salon Cosmetics & Fragrance Inc.	156,100	3,943
* Dress Barn Inc.	149,500	3,693
* True Religion Apparel Inc.	143,710	3,532
* BJ's Restaurants Inc.	136,200	3,473
* Citi Trends Inc.	110,055	3,455
* Jo-Ann Stores Inc.	78,872	3,304
Phillips-Van Heusen Corp.	62,393	3,238
* Kirkland's Inc.	160,035	2,698
* Denny's Corp.	944,150	2,530
* Bridgepoint Education Inc.	132,800	2,463
* Carter's Inc.	96,685	2,344
* Group 1 Automotive Inc.	84,184	2,334
* Grand Canyon Education Inc.	93,200	2,262
* Sally Beauty Holdings Inc.	201,958	1,910
* Lincoln Educational Services Corp.	87,541	1,846
Hillenbrand Inc.	77,100	1,703
* Belo Corp. Class A	278,200	1,683
* Harman International Industries Inc.	50,500	1,536
Harte-Hanks Inc.	134,600	1,518
* Corinthian Colleges Inc.	159,200	1,449
* Drew Industries Inc.	68,100	1,439
Leggett & Platt Inc.	64,023	1,334
* Perry Ellis International Inc.	57,900	1,296
World Wrestling Entertainment Inc. Class A	76,000	1,219
John Wiley & Sons Inc. Class A	25,488	1,004
Big 5 Sporting Goods Corp.	72,831	1,001
* Timberland Co. Class A	55,215	973
* Sinclair Broadcast Group Inc. Class A	156,200	943
Thor Industries Inc.	33,300	927
* AutoNation Inc.	36,800	899
* Stein Mart Inc.	114,718	886
Brinker International Inc.	46,157	726

* 99 Cents Only Stores	42,650	709
* Goodyear Tire & Rubber Co.	64,300	686
* Hawk Corp. Class A	20,400	596
* Caribou Coffee Co. Inc.	54,578	580
* Exide Technologies	95,989	578
* LodgeNet Interactive Corp.	143,262	516
* Deckers Outdoor Corp.	10,000	509
* Autoliv Inc.	8,800	505
* RCN Corp.	32,800	490
National CineMedia Inc.	24,991	448
* Papa John's International Inc.	17,100	433
PetSmart Inc.	13,900	432
* Fisher Communications Inc.	24,375	431
CPI Corp.	16,754	416
* Playboy Enterprises Inc. Class B	69,500	376
* LIN TV Corp. Class A	63,000	369
* Lacrosse Footwear Inc.	24,939	366
* Journal Communications Inc. Class A	69,900	333
* Domino's Pizza Inc.	22,417	287
* CROCS Inc.	22,300	286
* Unifi Inc.	65,301	256
* West Marine Inc.	18,529	192
National Presto Industries Inc.	1,625	166
* Dorman Products Inc.	6,640	155
* DineEquity Inc.	3,900	142
Buckle Inc.	5,102	141
Winmark Corp.	3,600	120
* Career Education Corp.	4,900	120
* Media General Inc. Class A	10,802	112
Chico's FAS Inc.	11,700	110
* Carrols Restaurant Group Inc.	16,638	86
Blyth Inc.	2,000	79
PRIMEDIA Inc.	22,800	69
* New York Times Co. Class A	7,100	62
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	8,183	1
		1,150,024
Consumer Staples (2.9%)
Ruddick Corp.	1,433,960	50,834
Herbalife Ltd.	757,019	37,578
Pricesmart Inc.	1,012,570	28,352
* United Natural Foods Inc.	789,129	26,617
Nu Skin Enterprises Inc. Class A	924,700	26,335
* BJ's Wholesale Club Inc.	401,400	18,284
* Constellation Brands Inc. Class A	836,450	14,270
Church & Dwight Co. Inc.	149,833	9,929
Diamond Foods Inc.	187,101	8,334
Lancaster Colony Corp.	110,502	5,737
* Medifast Inc.	135,907	4,110
* Revlon Inc. Class A	319,696	4,009
* Boston Beer Co. Inc. Class A	53,628	3,720
Sanderson Farms Inc.	60,700	2,838
Casey's General Stores Inc.	71,300	2,727
Spartan Stores Inc.	188,720	2,710
Coca-Cola Bottling Co. Consolidated	26,877	1,387
* Darling International Inc.	143,500	1,171
* Nature's Sunshine Products Inc.	83,530	685
Nash Finch Co.	14,946	588

*	Overhill Farms Inc.	101,913	530
*	Elizabeth Arden Inc.	27,962	434
	J&J Snack Foods Corp.	2,000	83
	Schiff Nutrition International Inc.	7,800	63
			251,325
Energy (4.0%)
^	Core Laboratories NV	534,580	41,296
*	Ultra Petroleum Corp.	530,460	22,476
*	Atwood Oceanics Inc.	761,660	20,717
	Niko Resources Ltd.	161,880	17,450
*	Tesco Corp.	1,266,897	17,356
*	Brigham Exploration Co.	939,475	16,215
*	Comstock Resources Inc.	635,500	16,084
*	Whiting Petroleum Corp.	182,273	16,042
*	Alpha Natural Resources Inc.	380,390	14,580
	Frontier Oil Corp.	1,160,300	14,260
	EXCO Resources Inc.	957,950	13,900
*	Petrohawk Energy Corp.	827,620	13,052
*	Clean Energy Fuels Corp.	615,020	11,612
	SM Energy Co.	264,845	10,970
*	Southwestern Energy Co.	298,080	10,865
	CARBO Ceramics Inc.	134,819	10,812
*	Global Industries Ltd.	2,161,000	10,243
	Holly Corp.	345,100	9,225
*	Atlas Energy Inc.	284,900	8,430
*	Venoco Inc.	409,978	7,716
*	Rex Energy Corp.	673,162	7,136
*	Oceaneering International Inc.	138,270	6,842
*	Forest Oil Corp.	208,000	5,947
^	Frontline Ltd.	178,900	5,474
	World Fuel Services Corp.	159,246	4,148
*	Dril-Quip Inc.	74,250	3,882
*	Rowan Cos. Inc.	110,800	2,799
*	Gulfport Energy Corp.	166,301	2,172
*	SandRidge Energy Inc.	358,282	2,114
*	McMoRan Exploration Co.	198,000	2,061
	Ship Finance International Ltd.	59,700	1,138
*	Petroleum Development Corp.	24,288	708
*,^ CAMAC Energy Inc.		187,500	675
*	Westmoreland Coal Co.	30,319	258
*	International Coal Group Inc.	55,600	250
*	Cloud Peak Energy Inc.	15,500	238
	W&T Offshore Inc.	8,300	76
			349,219
Exchange-Traded Funds (1.9%)
^,2 Vanguard Small-Cap ETF		1,165,083	70,685
^	iShares Russell 2000 Index Fund	848,600	55,210
^,2 Vanguard Small-Cap Growth ETF		713,200	44,882
			170,777
Financials (6.4%)
	Discover Financial Services	2,246,037	34,297
	Jefferies Group Inc.	1,161,063	28,667
*	Affiliated Managers Group Inc.	380,320	26,938
*	NASDAQ OMX Group Inc.	1,341,100	26,111
	Comerica Inc.	671,600	25,763
	Cash America International Inc.	753,198	25,232
*	Signature Bank	643,970	24,754

	BR Malls Participacoes SA	1,599,300	24,042
	Synovus Financial Corp.	9,092,400	23,822
	SEI Investments Co.	1,197,554	22,969
	MFA Financial Inc.	2,823,900	20,727
	Och-Ziff Capital Management Group LLC Class A	1,484,450	20,396
	Redwood Trust Inc.	1,277,300	19,990
	Umpqua Holdings Corp.	1,367,800	17,139
	MB Financial Inc.	883,975	15,328
*	Stifel Financial Corp.	323,400	14,986
*	MGIC Investment Corp.	1,593,600	13,689
	Huntington Bancshares Inc.	2,248,012	13,623
	Cullen/Frost Bankers Inc.	234,400	12,941
	Waddell & Reed Financial Inc.	369,750	8,811
	Brown & Brown Inc.	421,114	8,431
	Assured Guaranty Ltd.	530,077	8,322
	Invesco Ltd.	388,154	7,585
*	CB Richard Ellis Group Inc. Class A	431,549	7,336
	Lazard Ltd. Class A	230,295	6,833
	Wintrust Financial Corp.	193,050	6,008
	Greenhill & Co. Inc.	80,325	5,466
	Federated Investors Inc. Class B	255,500	5,422
	Endurance Specialty Holdings Ltd.	137,220	5,295
	BOK Financial Corp.	104,727	5,101
*	MSCI Inc. Class A	155,166	5,007
	Duff & Phelps Corp. Class A	440,000	4,770
*	Arch Capital Group Ltd.	53,200	4,163
	Nelnet Inc. Class A	200,983	4,052
	Jones Lang LaSalle Inc.	52,200	4,043
	Iberiabank Corp.	73,760	3,833
*	World Acceptance Corp.	91,544	3,793
*	Credit Acceptance Corp.	65,983	3,694
	Digital Realty Trust Inc.	53,478	3,381
	QC Holdings Inc.	675,485	2,776
*	Strategic Hotels & Resorts Inc.	581,500	2,681
	Mid-America Apartment Communities Inc.	43,300	2,446
	PennantPark Investment Corp.	212,305	2,231
	Associated Estates Realty Corp.	127,636	1,766
*	Ezcorp Inc. Class A	88,256	1,756
*	Dollar Financial Corp.	88,254	1,731
*	Envestnet Inc.	165,100	1,661
*	Cardtronics Inc.	120,230	1,557
	Equity Lifestyle Properties Inc.	27,900	1,477
	Westamerica Bancorporation	26,905	1,446
	PS Business Parks Inc.	24,268	1,409
*	First Cash Financial Services Inc.	58,300	1,398
	Rayonier Inc.	27,500	1,343
*,3 Doral Financial Convertible Pfd.		2,872	1,339
	Highwoods Properties Inc.	41,500	1,299
	Solar Capital Ltd.	48,100	992
	BGC Partners Inc. Class A	145,611	789
*	Gleacher & Co. Inc.	376,368	753
	Potlatch Corp.	11,500	426
	First Financial Bankshares Inc.	7,300	358
	GAMCO Investors Inc.	6,733	271
	Getty Realty Corp.	11,177	268
	Brookline Bancorp Inc.	20,400	197
*	Ashford Hospitality Trust Inc.	20,814	183
	Princeton National Bancorp Inc.	18,005	106

Bank of the Ozarks Inc.	2,200	82
FBL Financial Group Inc. Class A	3,100	70
MarketAxess Holdings Inc.	4,400	63
* Transcontinental Realty Investors Inc.	6,960	63
* Tree.com Inc.	7,904	57
First Merchants Corp.	3,440	30
		555,784
Health Care (16.1%)
* Mettler-Toledo International Inc.	397,309	46,406
* ResMed Inc.	657,700	43,204
Cooper Cos. Inc.	1,106,730	43,007
* Bruker Corp.	3,060,253	40,303
* Nektar Therapeutics	2,886,506	37,698
* Regeneron Pharmaceuticals Inc.	1,505,085	36,408
* Edwards Lifesciences Corp.	601,500	34,767
* Seattle Genetics Inc.	2,803,504	34,147
* Bio-Rad Laboratories Inc. Class A	342,119	30,380
* Henry Schein Inc.	569,800	29,909
* Health Management Associates Inc. Class A	4,081,000	29,220
* ICON PLC ADR	1,234,045	29,123
* Varian Medical Systems Inc.	524,282	28,940
* QIAGEN NV	1,492,500	27,940
* Alkermes Inc.	2,054,300	26,500
* Alexion Pharmaceuticals Inc.	485,097	26,370
DENTSPLY International Inc.	860,100	25,820
* Align Technology Inc.	1,396,300	24,226
* Salix Pharmaceuticals Ltd.	561,613	23,818
* Volcano Corp.	1,063,765	23,477
Pharmaceutical Product Development Inc.	916,850	22,243
* BioMarin Pharmaceutical Inc.	994,800	21,736
* Parexel International Corp.	965,650	19,825
* Haemonetics Corp.	355,222	19,626
* ABIOMED Inc.	1,763,000	19,552
* Onyx Pharmaceuticals Inc.	721,550	18,760
* Cephalon Inc.	325,300	18,461
* Impax Laboratories Inc.	1,118,985	18,340
* Martek Biosciences Corp.	875,552	18,115
* Coventry Health Care Inc.	889,100	17,631
* Community Health Systems Inc.	535,500	17,366
* Amylin Pharmaceuticals Inc.	907,100	17,162
* Watson Pharmaceuticals Inc.	420,300	17,022
* Elan Corp. PLC ADR	3,490,700	16,651
* Sun Healthcare Group Inc.	1,948,900	16,137
* Par Pharmaceutical Cos. Inc.	583,632	15,408
* Isis Pharmaceuticals Inc.	1,511,549	14,949
* Kindred Healthcare Inc.	1,072,044	14,258
* Cubist Pharmaceuticals Inc.	651,900	14,068
* MWI Veterinary Supply Inc.	264,143	13,910
* SXC Health Solutions Corp.	189,985	12,900
Quality Systems Inc.	229,900	12,626
* Targacept Inc.	575,158	12,441
* Sirona Dental Systems Inc.	403,275	12,413
Perrigo Co.	217,400	12,177
* PSS World Medical Inc.	639,945	12,044
* NxStage Medical Inc.	757,050	11,954
* Luminex Corp.	700,400	11,402
Hikma Pharmaceuticals PLC	983,635	11,057

*	Warner Chilcott PLC Class A	430,800	11,028
*	Incyte Corp. Ltd.	825,525	10,748
*	Brookdale Senior Living Inc.	730,950	10,365
	Lincare Holdings Inc.	431,825	10,260
*,^ Cadence Pharmaceuticals Inc.		1,277,200	9,783
*	Covance Inc.	242,307	9,392
*	Catalyst Health Solutions Inc.	267,821	9,261
*	Ardea Biosciences Inc.	459,200	9,161
	West Pharmaceutical Services Inc.	245,700	8,929
*	VCA Antech Inc.	426,330	8,885
*	IPC The Hospitalist Co. Inc.	341,450	8,792
	Patterson Cos. Inc.	321,085	8,567
*	Express Scripts Inc.	182,948	8,266
*	Momenta Pharmaceuticals Inc.	383,000	8,173
*	Cepheid Inc.	475,200	7,865
*	United Therapeutics Corp.	154,662	7,561
*	Immunogen Inc.	790,300	7,452
*	American Medical Systems Holdings Inc.	291,566	6,519
*	Orthovita Inc.	3,430,703	6,347
	STERIS Corp.	195,600	6,218
*	Zimmer Holdings Inc.	110,987	5,881
*	Emergency Medical Services Corp. Class A	125,418	5,611
*	Life Technologies Corp.	129,780	5,579
*	Human Genome Sciences Inc.	214,122	5,554
	Medicis Pharmaceutical Corp. Class A	218,100	5,529
*	Dionex Corp.	73,200	5,527
*	Exelixis Inc.	1,659,800	5,179
*	HMS Holdings Corp.	90,885	5,119
	Universal Health Services Inc. Class B	134,600	4,842
	Invacare Corp.	203,100	4,840
*	Arthrocare Corp.	174,400	4,670
*	Healthsouth Corp.	251,865	4,662
	Chemed Corp.	79,300	4,197
*	Corvel Corp.	101,059	4,021
*	Durect Corp.	1,545,600	3,771
*	Health Net Inc.	141,781	3,339
*	Cyberonics Inc.	131,700	3,137
*	Valeant Pharmaceuticals International	52,800	2,974
*	BioScrip Inc.	668,904	2,843
*	MedAssets Inc.	112,678	2,638
*	Wright Medical Group Inc.	158,027	2,467
*	Accelrys Inc.	337,080	2,376
*	Tenet Healthcare Corp.	497,100	2,287
*	Gentiva Health Services Inc.	97,332	2,008
*,^ Amedisys Inc.		74,562	1,959
	PDL BioPharma Inc.	313,485	1,950
	Atrion Corp.	13,355	1,929
*	Bio-Reference Labs Inc.	86,685	1,818
*	Hi-Tech Pharmacal Co. Inc.	101,300	1,781
	America Service Group Inc.	98,731	1,742
*	Greatbatch Inc.	72,366	1,634
*	Dendreon Corp.	45,275	1,490
*	Savient Pharmaceuticals Inc.	102,174	1,400
*	athenahealth Inc.	50,006	1,389
*	Micromet Inc.	201,583	1,381
*	Questcor Pharmaceuticals Inc.	117,909	1,326
*	Nabi Biopharmaceuticals	231,100	1,322
*	IDEXX Laboratories Inc.	21,900	1,286

*	Depomed Inc.	373,755	1,069
	Hill-Rom Holdings Inc.	32,100	1,061
*	Affymetrix Inc.	193,100	944
*	Furiex Pharmaceuticals Inc.	76,404	895
*	Odyssey HealthCare Inc.	28,896	773
*	Harvard Bioscience Inc.	204,132	737
	Techne Corp.	12,500	730
*	Sciclone Pharmaceuticals Inc.	209,916	724
	PerkinElmer Inc.	34,600	673
*	Pharmasset Inc.	22,870	618
*	Array Biopharma Inc.	187,350	594
*	Providence Service Corp.	41,239	594
*	PharMerica Corp.	41,480	542
*	Continucare Corp.	137,064	522
*	Phase Forward Inc.	29,300	492
*	Rural/Metro Corp.	45,745	414
*	Caliper Life Sciences Inc.	102,300	401
*	Auxilium Pharmaceuticals Inc.	17,500	395
*	Genomic Health Inc.	27,900	360
*	LHC Group Inc.	15,237	350
*	Kinetic Concepts Inc.	8,000	284
*	Orthofix International NV	8,451	256
*	Hanger Orthopedic Group Inc.	13,459	231
*	Enzon Pharmaceuticals Inc.	15,300	167
	Analogic Corp.	3,321	151
*	inVentiv Health Inc.	4,300	112
*	Allied Healthcare International Inc.	42,059	104
*	Akorn Inc.	26,200	95
*	Metropolitan Health Networks Inc.	24,140	91
*	SIGA Technologies Inc.	10,100	85
*	Triple-S Management Corp. Class B	4,100	81
*	Curis Inc.	35,100	60
*	ADAM Inc.	8,639	28
			1,411,560
Industrials (15.9%)
	MSC Industrial Direct Co. Class A	1,110,540	55,960
	Kennametal Inc.	1,876,745	51,404
*,4 Beacon Roofing Supply Inc.		2,959,193	50,484
	AMETEK Inc.	797,397	35,301
	Watsco Inc.	614,010	34,206
*	Genesee & Wyoming Inc. Class A	814,430	33,294
*	ArvinMeritor Inc.	1,979,750	32,488
	Flowserve Corp.	292,410	28,995
*	Stericycle Inc.	441,200	27,796
*	HUB Group Inc. Class A	861,200	27,688
*	EnerSys	1,132,140	27,420
	Knight Transportation Inc.	1,310,340	27,412
*	AerCap Holdings NV	2,088,726	27,195
*	US Airways Group Inc.	2,495,200	27,073
*	IHS Inc. Class A	403,050	25,517
*	Kansas City Southern	658,300	24,160
*	JetBlue Airways Corp.	3,702,330	23,806
*	Continental Airlines Inc. Class B	873,300	21,850
*	GeoEye Inc.	627,120	21,648
*	DigitalGlobe Inc.	793,790	21,639
	Con-way Inc.	622,700	20,979
*	RBC Bearings Inc.	680,494	20,871

*	Teledyne Technologies Inc.	506,800	20,794
*	Kforce Inc.	1,538,877	20,790
*	Advisory Board Co.	472,173	20,710
	Lennox International Inc.	468,500	20,459
	Triumph Group Inc.	264,678	20,089
*	Chicago Bridge & Iron Co. NV	866,175	19,498
	Gardner Denver Inc.	361,500	18,353
*	EnerNOC Inc.	545,620	18,191
*	Atlas Air Worldwide Holdings Inc.	295,005	17,252
	UTi Worldwide Inc.	1,152,235	16,834
	Belden Inc.	702,430	16,781
	Trinity Industries Inc.	823,800	16,781
	Equifax Inc.	478,930	15,010
*	Huron Consulting Group Inc.	677,829	13,916
	Healthcare Services Group Inc.	614,670	13,732
*	II-VI Inc.	391,550	13,422
	Applied Industrial Technologies Inc.	471,550	13,203
	Woodward Governor Co.	428,550	12,959
	Landstar System Inc.	307,865	12,481
*,^ A123 Systems Inc.		1,126,000	12,138
*	United Stationers Inc.	208,965	11,315
	Steelcase Inc. Class A	1,630,509	11,267
*	TrueBlue Inc.	871,030	11,210
*	Kirby Corp.	239,200	9,195
	McGrath Rentcorp	391,688	9,134
	Acuity Brands Inc.	213,300	8,986
*	Ladish Co. Inc.	290,400	8,541
*	Polypore International Inc.	343,750	8,442
	Robert Half International Inc.	331,589	8,349
*	UAL Corp.	347,200	8,243
	CH Robinson Worldwide Inc.	125,875	8,207
	Timken Co.	230,300	7,743
*	General Cable Corp.	290,500	7,710
	Deluxe Corp.	374,601	7,709
*	Exponent Inc.	229,572	7,578
*	Resources Connection Inc.	571,400	7,422
*	Avis Budget Group Inc.	597,928	7,378
	Goodrich Corp.	98,746	7,196
*	American Superconductor Corp.	238,150	7,180
*	EMCOR Group Inc.	275,000	7,153
	WW Grainger Inc.	63,600	7,124
*	RailAmerica Inc.	629,195	6,990
*	Corrections Corp. of America	343,174	6,716
	Nordson Corp.	105,300	6,639
*	McDermott International Inc.	280,693	6,599
*	LaBarge Inc.	523,522	6,560
*	Owens Corning	206,285	6,494
*	Alliant Techsystems Inc.	92,716	6,227
*	Chart Industries Inc.	345,800	6,159
*	Navistar International Corp.	113,500	5,869
	Towers Watson & Co. Class A	130,500	5,809
	Hubbell Inc. Class B	116,500	5,498
*	Armstrong World Industries Inc.	149,500	5,466
	Heartland Express Inc.	329,670	5,281
*	Sensata Technologies Holding NV	320,050	5,185
	Bucyrus International Inc. Class A	78,300	4,872
	Carlisle Cos. Inc.	141,920	4,780
	Ingersoll-Rand PLC	125,775	4,712

* Oshkosh Corp.	135,200	4,648
Ritchie Bros Auctioneers Inc.	242,510	4,513
* Flow International Corp.	1,589,318	4,323
Allegiant Travel Co. Class A	96,582	4,287
* Orion Marine Group Inc.	328,435	4,079
Copa Holdings SA Class A	77,697	4,013
Dun & Bradstreet Corp.	57,700	3,944
* Korn/Ferry International	270,000	3,794
Cubic Corp.	83,530	3,385
Toro Co.	64,400	3,352
TAL International Group Inc.	119,400	3,217
Interface Inc. Class A	242,560	3,015
* ICF International Inc.	129,600	2,981
* Thomas & Betts Corp.	71,123	2,819
AZZ Inc.	62,327	2,713
Pall Corp.	70,800	2,707
Watts Water Technologies Inc. Class A	82,500	2,657
Mine Safety Appliances Co.	94,570	2,369
Rollins Inc.	95,700	2,090
* SYKES Enterprises Inc.	128,023	2,029
* Hawaiian Holdings Inc.	337,710	2,026
Textainer Group Holdings Ltd.	69,700	1,903
Standex International Corp.	62,800	1,885
* Consolidated Graphics Inc.	43,300	1,861
* Michael Baker Corp.	43,983	1,707
* M&F Worldwide Corp.	59,000	1,663
* Pacer International Inc.	200,700	1,654
* WESCO International Inc.	45,000	1,617
AAON Inc.	64,940	1,614
* Waste Connections Inc.	39,800	1,519
* Altra Holdings Inc.	104,740	1,519
* Trimas Corp.	124,732	1,489
ABM Industries Inc.	63,761	1,384
* GenCorp Inc.	262,345	1,380
Brink's Co.	58,500	1,281
* Amerco Inc.	18,028	1,229
* Alaska Air Group Inc.	23,480	1,211
* DXP Enterprises Inc.	57,700	1,185
* APAC Customer Services Inc.	216,520	1,174
* Tetra Tech Inc.	55,700	1,168
HNI Corp.	38,200	987
Titan International Inc.	83,500	917
* KAR Auction Services Inc.	62,000	785
* GrafTech International Ltd.	42,940	673
* Sauer-Danfoss Inc.	39,252	585
* LMI Aerospace Inc.	33,417	575
Regal-Beloit Corp.	9,100	554
* EnPro Industries Inc.	18,460	553
US Ecology Inc.	36,800	544
* WABCO Holdings Inc.	9,740	377
Ampco-Pittsburgh Corp.	15,276	367
Raven Industries Inc.	10,430	365
* Harbin Electric Inc.	18,002	331
VSE Corp.	8,978	319
* Sparton Corp.	53,927	307
* Intersections Inc.	54,893	271
* Ultrapetrol Bahamas Ltd.	54,680	261
Standard Register Co.	63,796	212

	Bowne & Co. Inc.	17,200	195
*	ATC Technology Corp.	7,772	186
*	Copart Inc.	4,600	168
	Valmont Industries Inc.	2,300	163
*	Colfax Corp.	9,900	128
	Quanex Building Products Corp.	6,600	116
	Tennant Co.	2,800	105
	Vicor Corp.	6,500	102
*	CRA International Inc.	4,995	96
	AO Smith Corp.	1,400	77
*	Blount International Inc.	6,900	73
*	Geo Group Inc.	3,400	73
*	On Assignment Inc.	15,004	72
*	Covenant Transportation Group Inc. Class A	7,400	69
*	Generac Holdings Inc.	4,300	64
	SIFCO Industries Inc.	5,720	59
*	Herley Industries Inc.	2,970	46
*	United Capital Corp.	1,770	44
	Primoris Services Corp.	1,035	7
			1,385,747
Information Technology (22.5%)
*	Informatica Corp.	1,662,636	50,095
*	Alliance Data Systems Corp.	845,331	48,590
*	Netlogic Microsystems Inc.	1,571,718	46,460
*	TiVo Inc.	5,272,760	45,240
*	ON Semiconductor Corp.	6,584,864	44,448
*	MICROS Systems Inc.	1,205,605	43,137
	Sapient Corp.	3,915,852	43,074
*,4 Sourcefire Inc.		2,000,062	42,681
*	Teradyne Inc.	3,898,128	41,944
*	Concur Technologies Inc.	775,875	35,907
*	Rovi Corp.	803,635	35,762
*	NICE Systems Ltd. ADR	1,173,371	33,641
*	Hewitt Associates Inc. Class A	681,990	33,486
*	Acme Packet Inc.	1,159,678	32,772
*	Polycom Inc.	1,075,235	31,913
	Factset Research Systems Inc.	407,100	30,532
*	PMC - Sierra Inc.	3,654,160	29,599
*	VeriFone Systems Inc.	1,231,440	26,944
*	Ariba Inc.	1,658,085	26,480
*	Atmel Corp.	4,863,830	25,438
	ADTRAN Inc.	789,060	24,919
	Jabil Circuit Inc.	1,687,280	24,482
	Solera Holdings Inc.	644,237	24,468
*	Salesforce.com Inc.	240,440	23,792
*	WebMD Health Corp.	512,991	23,736
	Maxim Integrated Products Inc.	1,287,400	22,568
*	Netezza Corp.	1,445,670	22,408
*	Ingram Micro Inc.	1,331,753	22,014
*	Parametric Technology Corp.	1,199,010	21,510
*	Gartner Inc.	834,102	20,994
*	Acxiom Corp.	1,360,303	20,867
*	Blue Coat Systems Inc.	947,109	20,742
*	SuccessFactors Inc.	1,013,930	20,593
*	Nuance Communications Inc.	1,231,659	20,335
*	MKS Instruments Inc.	941,100	20,196
*	Trimble Navigation Ltd.	691,525	19,619

* F5 Networks Inc.	218,779	19,215
* Littelfuse Inc.	526,950	18,765
* j2 Global Communications Inc.	787,200	18,523
Syntel Inc.	441,657	18,223
* Celestica Inc.	2,008,000	17,871
* Verigy Ltd.	1,948,920	17,345
* FEI Co.	868,095	16,980
* QLogic Corp.	1,065,785	16,967
* Microsemi Corp.	1,058,270	16,890
* Progress Software Corp.	562,265	16,812
* Atheros Communications Inc.	624,821	16,520
* Silicon Laboratories Inc.	405,945	16,258
* Cymer Inc.	488,440	16,255
* Euronet Worldwide Inc.	1,001,330	15,721
* Websense Inc.	831,520	15,433
* Riverbed Technology Inc.	412,510	15,300
Power Integrations Inc.	428,760	15,157
* SunPower Corp. Class B	1,306,836	15,081
* Avago Technologies Ltd.	688,275	14,977
* Cadence Design Systems Inc.	2,147,455	14,946
* Finisar Corp.	929,700	14,903
* Convergys Corp.	1,151,200	12,859
Amphenol Corp. Class A	271,250	12,152
Intersil Corp. Class A	1,051,784	11,948
* NetApp Inc.	277,789	11,750
iGate Corp.	654,389	11,615
* S1 Corp.	1,971,000	11,570
* Hittite Microwave Corp.	241,450	11,097
* Varian Semiconductor Equipment Associates Inc.	385,930	10,906
* Cogent Inc.	1,210,222	10,880
* IAC/InterActiveCorp	418,200	10,455
* DG FastChannel Inc.	262,300	10,001
* Cypress Semiconductor Corp.	939,881	9,963
* Aruba Networks Inc.	580,989	9,865
* RightNow Technologies Inc.	601,975	9,523
Pegasystems Inc.	303,700	9,342
* Mellanox Technologies Ltd.	538,500	8,971
* Hollysys Automation Technologies Ltd.	876,400	8,554
* Equinix Inc.	91,345	8,542
* Cognizant Technology Solutions Corp. Class A	149,014	8,130
* Digital River Inc.	304,170	7,997
* Advent Software Inc.	154,939	7,942
* Oclaro Inc.	580,178	7,154
Global Payments Inc.	187,200	7,063
* Advanced Energy Industries Inc.	399,600	7,037
* Ciena Corp.	534,100	6,991
* Compellent Technologies Inc.	515,720	6,916
* Marvell Technology Group Ltd.	458,046	6,834
Black Box Corp.	224,500	6,834
* Diodes Inc.	373,605	6,605
* NeuStar Inc. Class A	266,653	6,194
Plantronics Inc.	206,000	6,174
* Isilon Systems Inc.	345,000	6,051
* VanceInfo Technologies Inc. ADR	230,446	5,851
* Fairchild Semiconductor International Inc. Class A	634,581	5,762
* Veeco Instruments Inc.	132,000	5,716
* Intuit Inc.	141,750	5,635
* LoopNet Inc.	487,250	5,574

* PROS Holdings Inc.	782,100	5,529
* Rambus Inc.	278,603	5,475
* Brightpoint Inc.	676,819	5,360
* Applied Micro Circuits Corp.	437,645	5,234
MAXIMUS Inc.	82,500	4,966
* Blackboard Inc.	129,919	4,933
* Rackspace Hosting Inc.	259,525	4,853
* Lattice Semiconductor Corp.	850,400	4,728
* Art Technology Group Inc.	1,301,932	4,687
* Cirrus Logic Inc.	234,765	4,578
* CommVault Systems Inc.	244,700	4,532
* Constant Contact Inc.	227,175	4,428
* Ancestry.com Inc.	218,849	4,320
* Aviat Networks Inc.	1,052,337	4,251
* Electronic Arts Inc.	250,000	3,982
Fair Isaac Corp.	156,997	3,744
* Radiant Systems Inc.	262,136	3,725
* GSI Commerce Inc.	159,693	3,596
* SolarWinds Inc.	252,750	3,493
* Arris Group Inc.	359,196	3,348
* ArcSight Inc.	128,150	3,205
* JDA Software Group Inc.	131,600	3,093
* TeleTech Holdings Inc.	206,826	2,875
* Manhattan Associates Inc.	102,700	2,759
* DealerTrack Holdings Inc.	172,000	2,685
* Quest Software Inc.	132,300	2,667
* OSI Systems Inc.	95,611	2,657
* Mantech International Corp. Class A	66,711	2,645
* Shanda Interactive Entertainment Ltd. ADR	65,000	2,594
Diamond Management & Technology Consultants Inc. Class A	233,453	2,533
Jack Henry & Associates Inc.	98,300	2,497
* Silicon Motion Technology Corp. ADR	454,800	2,410
* Coherent Inc.	63,100	2,336
* Anixter International Inc.	48,300	2,334
* Fabrinet	225,400	2,290
* DemandTec Inc.	324,940	2,187
* Interactive Intelligence Inc.	134,317	2,173
* Advanced Micro Devices Inc.	288,661	2,162
* Insight Enterprises Inc.	139,300	2,030
* Amkor Technology Inc.	327,722	1,891
* Tekelec	128,038	1,810
* Oplink Communications Inc.	110,500	1,780
* Power-One Inc.	143,000	1,777
* Multi-Fineline Electronix Inc.	69,191	1,753
* Netgear Inc.	72,900	1,750
* Conexant Systems Inc.	832,500	1,715
* LivePerson Inc.	234,713	1,652
* Red Hat Inc.	50,000	1,607
* Ulticom Inc.	166,780	1,581
Lender Processing Services Inc.	48,100	1,536
* Netscout Systems Inc.	95,615	1,515
* Sanmina-SCI Corp.	120,100	1,510
* Quantum Corp.	935,000	1,496
* TIBCO Software Inc.	108,800	1,475
* LSI Corp.	350,469	1,412
Opnet Technologies Inc.	91,700	1,397
* Loral Space & Communications Inc.	29,122	1,393
* Brooks Automation Inc.	180,300	1,376

*	Nova Measuring Instruments Ltd.	250,000	1,257
*	Comtech Telecommunications Corp.	56,265	1,214
*	Hypercom Corp.	279,763	1,211
*	Mercury Computer Systems Inc.	90,471	1,194
*	Radisys Corp.	119,849	1,183
*	InterDigital Inc.	43,100	1,176
*	Brocade Communications Systems Inc.	226,390	1,121
*	Net 1 UEPS Technologies Inc.	73,491	1,069
*	Volterra Semiconductor Corp.	46,100	1,038
*	QLIK Technologies Inc.	71,700	1,030
*	Silicon Image Inc.	241,400	1,028
*	ADC Telecommunications Inc.	76,300	971
*,^ Synaptics Inc.		30,471	954
*	CSG Systems International Inc.	48,705	919
	CTS Corp.	96,360	901
*	MIPS Technologies Inc. Class A	161,770	882
*	Monolithic Power Systems Inc.	50,000	881
*	Emulex Corp.	98,600	858
*	Global Cash Access Holdings Inc.	182,438	750
*	RF Micro Devices Inc.	177,700	741
*	Epicor Software Corp.	77,900	603
*	Ness Technologies Inc.	121,189	542
*	Saba Software Inc.	106,576	523
*	Internap Network Services Corp.	110,612	518
*	Mindspeed Technologies Inc.	62,395	441
*	Zygo Corp.	51,084	423
	QAD Inc.	100,002	417
*	Computer Task Group Inc.	46,450	372
	Blackbaud Inc.	15,300	362
*	Symmetricom Inc.	65,430	349
*	TriQuint Semiconductor Inc.	47,700	331
*	Unisys Corp.	11,730	317
	Heartland Payment Systems Inc.	18,937	299
*	support.com Inc.	68,200	282
*	Magma Design Automation Inc.	86,600	281
*	Seachange International Inc.	27,662	248
*	Bottomline Technologies Inc.	15,300	217
*	Digi International Inc.	25,819	215
*	Actel Corp.	13,895	204
*	IntriCon Corp.	37,287	197
*	Extreme Networks	58,100	166
*	LaserCard Corp.	40,968	164
*	INX Inc.	34,070	156
*	Ceva Inc.	10,752	137
*	Occam Networks Inc.	21,500	137
*	Exar Corp.	13,959	98
*	Electronics for Imaging Inc.	7,944	85
*	Image Sensing Systems Inc.	6,990	84
*	Forrester Research Inc.	2,340	76
*	Avid Technology Inc.	5,703	74
	Renaissance Learning Inc.	5,100	71
*	CACI International Inc. Class A	1,500	71
*	Checkpoint Systems Inc.	3,500	70
	Keithley Instruments Inc.	6,300	68
*	Travelzoo Inc.	4,320	67
*	Infospace Inc.	8,500	67
	Micrel Inc.	6,800	66
*	Lionbridge Technologies Inc.	13,400	66

Richardson Electronics Ltd.	6,500	62
* Xyratex Ltd.	4,500	58
* Spansion Inc. Class A	3,400	57
* Stamps.com Inc.	3,123	34
* Lawson Software Inc.	3,525	28
* Tessco Technologies Inc.	1,623	23
* GTSI Corp.	2,402	13
* CSP Inc.	929	4
		1,963,822
Materials (4.1%)
Sensient Technologies Corp.	1,580,000	46,547
* Titanium Metals Corp.	1,346,623	29,814
Albemarle Corp.	667,055	29,097
Silgan Holdings Inc.	1,013,800	28,812
* Pactiv Corp.	835,345	25,411
Olin Corp.	1,129,000	22,919
Aptargroup Inc.	472,420	20,347
* Fronteer Gold Inc.	2,960,745	17,764
Steel Dynamics Inc.	1,234,600	17,679
Arch Chemicals Inc.	475,599	16,299
Cytec Industries Inc.	241,900	12,076
Ashland Inc.	207,941	10,574
Schnitzer Steel Industries Inc.	197,450	9,047
* OM Group Inc.	296,200	7,997
Eagle Materials Inc.	313,870	7,677
Ball Corp.	113,000	6,581
Greif Inc. Class A	108,029	6,442
NewMarket Corp.	59,756	6,405
Lubrizol Corp.	60,200	5,628
Walter Energy Inc.	77,766	5,545
Stepan Co.	76,047	5,020
Rock-Tenn Co. Class A	76,537	4,073
* Solutia Inc.	265,600	3,748
Schweitzer-Mauduit International Inc.	70,575	3,736
* Clearwater Paper Corp.	47,249	2,912
* Crown Holdings Inc.	102,633	2,856
Valspar Corp.	62,800	1,973
* PolyOne Corp.	184,600	1,903
* WR Grace & Co.	41,300	1,060
Airgas Inc.	4,000	261
* Kraton Performance Polymers Inc.	7,100	167
* US Energy Corp.	27,880	134
* General Steel Holdings Inc.	40,366	117
		360,621
Telecommunication Services (1.1%)
* tw telecom inc Class A	1,467,400	27,763
* SBA Communications Corp. Class A	513,367	18,574
* MetroPCS Communications Inc.	1,808,900	16,190
* Clearwire Corp. Class A	1,957,810	13,666
* Vonage Holdings Corp.	4,578,165	11,216
NTELOS Holdings Corp.	196,800	3,682
Consolidated Communications Holdings Inc.	200,200	3,495
Frontier Communications Corp.	319,100	2,438
USA Mobility Inc.	94,966	1,408
* Premiere Global Services Inc.	205,250	1,285
* PAETEC Holding Corp.	111,200	437
* ICO Global Communications Holdings Ltd.	206,300	392

* Cincinnati Bell Inc.			95,000	281
				100,827
Utilities (0.6%)
ITC Holdings Corp.			389,500	22,100
UGI Corp.			731,600	19,724
CenterPoint Energy Inc.			370,100	5,267
Ormat Technologies Inc.			147,380	4,100
Integrys Energy Group Inc.			28,300	1,340
Southwest Water Co.			10,000	108
				52,639
Total Common Stocks (Cost $6,671,222)				7,752,345
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (8.8%)[1]
Money Market Fund (7.8%)
[5,6] Vanguard Market Liquidity Fund	0.297%		677,971,795	677,972

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.2%)
Deutsche Bank Securities, Inc.
(Dated 7/30/10, Repurchase Value
$12,400,000, collateralized by Government
National Mortgage Assn. 4.500%, 7/15/40)	0.210%	8/2/10	12,400	12,400

U.S. Government and Agency Obligations (0.8%)
[7,8] Fannie Mae Discount Notes	0.300%	10/20/10	200	200
[7,8] Federal Home Loan Bank Discount Notes	0.090%	8/6/10	55,000	54,999
[7,8] Freddie Mac Discount Notes	0.296%	3/31/11	3,000	2,994
[7,8] Freddie Mac Discount Notes	0.245%	9/21/10	15,300	15,297
				73,490
Total Temporary Cash Investments (Cost $763,860)				763,862
Total Investments (97.5%) (Cost $7,435,082)				8,516,207
Other Assets and Liabilities-Net (2.5%)[6]				221,442
Net Assets (100%)				8,737,649

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $74,990,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.9% and -0.4%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Restricted security represents 0.0% of net assets.
4 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $77,761,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
8 Securities with a value of $73,490,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Explorer Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2010	11,772	764,709	(1,357)
S&P MidCap 400 Index	September 2010	31	11,761	48
E-mini S&P MidCap 400 Index	September 2010	278	21,095	1,680

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Explorer Fund

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	Oct. 31, 2009				July 31, 2010
	Market	Purchases	Proceeds from	Dividend	Market
	Value	at Cost	Securities Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Beacon Roofing Supply Inc	N/A1	38,427	3,888	—	50,484
Sourcefire Inc	N/A1	53,170	9,041	—	42,681
Verigy Ltd.	N/A2	11,951	17,458	—	N/A2
	—			—	93,165

1 Not applicable — At October 31, 2009, the issuer was not an affiliated company of the fund.
2 Not applicable — At October 31, 2009 and July 31, 2010, the issuer was not an affiliated company of the fund, but was affiliated during the period.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,739,949	11,057	1,339
Temporary Cash Investments	677,972	85,890	—
Futures Contracts—Assets[1]	2,233	—	—
Futures Contracts—Liabilities[1]	(13)	—	—
Total	8,420,141	96,947	1,339
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	—
Total Purchases	1,814
Change in Unrealized Appreciation (Depreciation)	(475)
Balance as of July 31, 2010	1,339

Explorer Fund

F. At July 31, 2010, the cost of investment securities for tax purposes was $7,435,082,000. Net unrealized appreciation of investment securities for tax purposes was $1,081,125,000, consisting of unrealized gains of $1,472,478,000 on securities that had risen in value since their purchase and $391,353,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 23, 2010

VANGUARD EXPLORER FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 23, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.